Fair Value Measurements - Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (Interest rate swap arrangements, Derivatives designated as hedging instruments, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap arrangements | Derivatives designated as hedging instruments
Derivatives Fair Value [Line Items]
Accounts Payable and Other Current Liabilities	$ 6	$ 10
Other Non-Current Liabilities	$ 16	$ 14